Securities - Debt Securities with Unrealized Losses Not Recognized in Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 65,891	$ 55,659
12 Months or less, Unrealized Loss	(1,185)	(304)
More than 12 months, Fair Value	4,261	7,642
More than 12 months, Unrealized Loss	(63)	(130)
Total Fair Value	70,152	63,301
Total Unrealized Loss	(1,248)	(434)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	13,271	25,464
12 Months or less, Unrealized Loss	(61)	(112)
More than 12 months, Fair Value	893	1,132
More than 12 months, Unrealized Loss	(16)	(17)
Total Fair Value	14,164	26,596
Total Unrealized Loss	(77)	(129)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	17,167	2,932
12 Months or less, Unrealized Loss	(558)	(20)
More than 12 months, Fair Value	519	1,469
More than 12 months, Unrealized Loss	(16)	(42)
Total Fair Value	17,686	4,401
Total Unrealized Loss	(574)	(62)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	35,453	27,263
12 Months or less, Unrealized Loss	(566)	(172)
More than 12 months, Fair Value	2,849	5,041
More than 12 months, Unrealized Loss	(31)	(71)
Total Fair Value	38,302	32,304
Total Unrealized Loss	$ (597)	$ (243)